UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8548

Large-Cap Value Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Large-Cap Value Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 3.7%
General Dynamics Corp.	1,000,000	$78,220,000
Lockheed Martin Corp.	700,000	65,891,000
United Technologies Corp.	1,000,000	70,930,000
		$215,041,000
Auto Components — 0.8%
Johnson Controls, Inc.	400,000	$46,308,000
		$46,308,000
Capital Markets — 6.7%
Bank of New York Co.	2,000,000	$82,880,000
Goldman Sachs Group, Inc.	500,000	108,375,000
Lehman Brothers Holdings, Inc.	750,000	55,890,000
Merrill Lynch & Co., Inc.	1,650,000	137,907,000
		$385,052,000
Chemicals — 0.6%
Air Products and Chemicals, Inc.	450,000	$36,166,500
		$36,166,500
Commercial Banks — 3.7%
Wachovia Corp.	2,300,000	$117,875,000
Wells Fargo and Co.	2,800,000	98,476,000
		$216,351,000
Communications Equipment — 1.5%
Nokia Oyj ADR	3,000,000	$84,330,000
		$84,330,000
Computer Peripherals — 4.9%
Hewlett-Packard Co.	3,200,000	$142,784,000
International Business Machines Corp.	1,325,000	139,456,250
		$282,240,250
Diversified Financial Services — 6.8%
Bank of America Corp.	2,300,000	$112,447,000
Citigroup, Inc.	2,700,000	138,483,000
JPMorgan Chase & Co.	2,950,000	142,927,500
		$393,857,500

Security	Shares	Value
Diversified Telecommunication Services — 4.8%
AT&T, Inc.	3,600,000	$149,400,000
Verizon Communications, Inc.	3,150,000	129,685,500
		$279,085,500
Electric Utilities — 2.0%
Edison International	2,100,000	$117,852,000
		$117,852,000
Food & Staples Retailing — 2.7%
Kroger Co. (The)	1,050,000	$29,536,500
Safeway, Inc.	1,650,000	56,149,500
Wal-Mart Stores, Inc.	1,525,000	73,367,750
		$159,053,750
Food Products — 2.7%
Kraft Foods, Inc.	1,000,000	$35,250,000
Nestle SA	325,000	123,078,285
		$158,328,285
Health Care Providers & Services — 0.9%
Aetna, Inc.	1,000,000	$49,400,000
		$49,400,000
Hotels, Restaurants & Leisure — 1.3%
McDonald's Corp.	1,450,000	$73,602,000
		$73,602,000
Household Products — 0.8%
Kimberly-Clark Corp.	650,000	$43,478,500
		$43,478,500
Independent Power Producers & Energy Traders — 1.5%
Mirant Corp.(1)	1,250,000	$53,312,500
NRG Energy, Inc.(1)	800,000	33,256,000
		$86,568,500
Industrial Conglomerates — 1.0%
General Electric Co.	1,500,000	$57,420,000
		$57,420,000

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 9.5%
American International Group, Inc.	2,000,000	$140,060,000
Chubb Corp. (The)	1,800,000	97,452,000
Hartford Financial Services Group, Inc., (The)	1,000,000	98,510,000
Lincoln National Corp.(2)	800,000	56,760,000
Prudential Financial, Inc.	600,000	58,338,000
Travelers Cos., Inc. (The)	1,800,000	96,300,000
		$547,420,000
Machinery — 2.4%
Deere & Co.	800,000	$96,592,000
Eaton Corp.(2)	450,000	41,850,000
		$138,442,000
Media — 3.0%
Time Warner, Inc.	5,500,000	$115,720,000
Walt Disney Co.	1,700,000	58,038,000
		$173,758,000
Metals & Mining — 3.5%
Alcoa, Inc.	1,400,000	$56,742,000
BHP Billiton, Ltd. ADR(2)	1,000,000	59,750,000
Freeport-McMoRan Copper & Gold, Inc., Class B(2)	700,000	57,974,000
Nucor Corp.	500,000	29,325,000
		$203,791,000
Multiline Retail — 1.9%
J.C. Penney Company, Inc.	650,000	$47,047,000
Macy's, Inc.	1,600,000	63,648,000
		$110,695,000
Multi-Utilities — 2.9%
Dominion Resources, Inc.	1,050,000	$90,625,500
Public Service Enterprise Group, Inc.	850,000	74,613,000
		$165,238,500
Oil, Gas & Consumable Fuels — 14.6%
Anadarko Petroleum Corp.	1,000,000	$51,990,000
Apache Corp.	800,000	65,272,000
Chevron Corp.	1,350,000	113,724,000
ConocoPhillips	1,900,000	149,150,000
Exxon Mobil Corp.	1,700,000	142,596,000

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Hess Corp.	1,250,000	$73,700,000
Occidental Petroleum Corp.	1,900,000	109,972,000
Valero Energy Corp.	1,000,000	73,860,000
XTO Energy, Inc.	1,050,000	63,105,000
		$843,369,000
Pharmaceuticals — 6.7%
Abbott Laboratories	1,150,000	$61,582,500
Johnson & Johnson	600,000	36,972,000
Novartis AG	800,000	44,762,223
Pfizer, Inc.	3,750,000	95,887,500
Wyeth(2)	2,550,000	146,217,000
		$385,421,223
Real Estate Investment Trusts (REITs) — 2.0%
AvalonBay Communities, Inc.(2)	300,000	$35,664,000
Simon Property Group, Inc.(2)	500,000	46,520,000
Vornado Realty Trust(2)	300,000	32,952,000
		$115,136,000
Road & Rail — 1.8%
Burlington Northern Santa Fe Corp.	1,200,000	$102,168,000
		$102,168,000
Specialty Retail — 0.7%
Home Depot, Inc.	1,100,000	$43,285,000
		$43,285,000
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	925,000	$53,918,250
		$53,918,250
Tobacco — 1.8%
Altria Group, Inc.	1,500,000	$105,210,000
		$105,210,000
Total Common Stocks (identified cost $4,728,293,516)		$5,671,986,758

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Short-Term Investments — 6.4%

Description	Shares/ Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.32%(3)(4)	$194,035	$194,034,740
Investment in Cash Management Portfolio, 4.82%(4)	177,073	177,072,760
Total Short-Term Investments (identified cost, $371,107,500)		$371,107,500
Total Investments — 104.5% (identified cost $5,099,401,016)		$6,043,094,258
Other Assets, Less Liabilities — (4.5)%		$(262,391,651)
Net Assets — 100.0%		$5,780,702,607

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at June 30, 2007.

(3)  The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2007.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2007

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2007

Assets
Unaffiliated investments, at value including $189,124,128 of securities on loan (identified cost, $4,728,293,516)	$5,671,986,758
Affiliated investments, at value (identified cost, $371,107,500)	371,107,500
Dividends and interest receivable	7,632,825
Interest receivable from affiliated investment	759,895
Tax reclaims receivable	591,995
Securities lending income receivable	67,665
Total assets	$6,052,146,638
Liabilities
Collateral for securities loaned	$194,034,740
Payable for investments purchased	74,367,115
Payable to affiliate for investment advisory fee	2,818,055
Payable for Fund shares redeemed	23,038
Payable to affiliate for Trustees' fees	7,568
Accrued expenses	193,515
Total liabilities	$271,444,031
Net Assets applicable to investors' interest in Portfolio	$5,780,702,607
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$4,837,025,167
Net unrealized appreciation (computed on the basis of identified cost)	943,677,440
Total	$5,780,702,607

Statement of Operations

For the Six Months Ended June 30, 2007

Investment Income
Dividends (net of foreign taxes, $683,616)	$51,988,156
Interest	6,307
Securities lending income, net	244,940
Interest income allocated from affiliated investment	4,443,482
Expenses allocated from affliated investment	(426,817)
Total investment income	$56,256,068
Expenses
Investment adviser fee	$14,961,422
Trustees' fees and expenses	17,144
Custodian fee	385,700
Legal and accounting services	27,161
Miscellaneous	7,625
Total expenses	$15,399,052
Deduct — Reduction of investment adviser fee	$33,846
Total expense reductions	$33,846
Net expenses	$15,365,206
Net investment income	$40,890,862
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$113,131,505
Foreign currency transactions	(62,903)
Net realized gain	$113,068,602
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$247,327,738
Foreign currency	(1,441)
Net change in unrealized appreciation (depreciation)	$247,326,297
Net realized and unrealized gain	$360,394,899
Net increase in net assets from operations	$401,285,761

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2007 (Unaudited)	Year Ended December 31, 2006
From operations — Net investment income	$40,890,862	$55,101,960
Net realized gain from investment and foreign currency transactions	113,068,602	129,453,547
Net change in unrealized appreciation (depreciation) from investments and foreign currency	247,326,297	384,524,809
Net increase in net assets from operations	$401,285,761	$569,080,316
Capital transactions — Contributions	$1,662,717,593	$2,264,662,939
Withdrawals	(560,148,702)	(647,685,973)
Net increase in net assets from capital transactions	$1,102,568,891	$1,616,976,966
Net increase in net assets	$1,503,854,652	$2,186,057,282
Net Assets
At beginning of period	$4,276,847,955	$2,090,790,673
At end of period	$5,780,702,607	$4,276,847,955

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended June 30, 2007		Year Ended December 31,
	(Unaudited)		2006		2005		2004		2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.63	%(1)†	0.63	%†	0.65	%†	0.66	%†	0.69%	0.71%
Expenses after custodian fee reduction	0.63	%(1)†	0.63	%†	0.65	%†	0.66	%†	0.69%	0.71%
Net investment income	1.63	%(1)†	1.77	%†	1.59	%†	1.63	%†	1.68%	1.40%
Portfolio Turnover	16%		52%		72%		56%		57%	181%
Total Return	8.49	%(2)	19.26%		11.89%		16.16%		23.84%	(15.42)%
Net assets, end of period (000's omitted)	$5,780,703		$4,276,848		$2,090,791		$1,078,030		$642,883	$326,771

†  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.

(1)  Annualized.

(2)  Not annualized.

See notes to financial statements

Large-Cap Value Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by, under normal circumstances, investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At June 30, 2007, the Eaton Vance Large-Cap Value Fund and Eaton Vance Balanced Fund held interests of 98.1% and 1.4%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order

Large-Cap Value Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Effective July 2, 2007, the parent company of IBT was acquired by State Street Corporation. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to June 30, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. However, BMR has contractually agreed to reduce its advisory fee to 0.600% annually on daily net assets of $2 billion but less than $5 billion, 0.575% annually on daily net assets of $5 billion but less than $10 billion and to further reduce its advisory fee on net assets of $10 billion or more. This contractual reduction, which cannot be terminated or modified without Trustee and shareholder consent, was accepted by a vote of the Trustees on March 27, 2006. The portion of the advisory fees payable by Cash Management on the Portolio's investment of cash therein is credited against the Portfolio's advisory fees. For the six months ended June 30, 2007, the Portfolio's advisory fee totaled $15,374,771 of which $413,349 was allocated from Cash Management and $14,961,422 was paid or accrued directly by the Fund. For the six months ended June 30, 2007, the Portfolio's advisory fee, including the portion allocated from Cash Management, was 0.595% of the Portfolio's average daily net assets. Effective May 1, 2004, BMR has agreed to voluntarily reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended June 30, 2007, BMR waived $33,846 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2007, no significant amounts have been deferred.

Large-Cap Value Portfolio as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $1,886,704,237 and $777,481,698, respectively, for the six months ended June 30, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$5,101,530,089
Gross unrealized appreciation	$954,896,159
Gross unrealized depreciation	(13,331,990)
Net unrealized appreciation	$941,564,169

The net unrealized depreciation on foreign currency at June 30, 2007 was $15,802.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2007.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with IBT as a securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $2,999,389 for the six months ended June 30, 2007. At June 30, 2007, the value of the securities loaned and the value of the collateral amounted to $189,124,128 and $194,034,740, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

7  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

During the period, the registrant’s Board designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Hayes retired from the Board effective July 1, 2007. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	August 10, 2007

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	August 10, 2007